SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
TEREX CORPORATION AND AFFILIATES'                     EIN #34-1531521
401(k) RETIREMENT SAVINGS PLAN                         Plan #004

SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value	Cost	Current value
	Investments:
	Mutual Funds:
*	Fidelity Institutional Money Market Government Portfolio	Mutual Fund	(1)	$1,282,005

	Self-directed:
*	Fidelity Brokerage Link	Various	(1)	19,246,501

	Common Stock:
*	Terex Corporation	Common Stock	(1)	31,774,743

	Common Collective Trust:
*	Fidelity Freedom Index Retirement Commingled Pool Class T	Common Collective Trust	(1)	3,874,294
*	Fidelity Freedom Index 2010 Commingled Pool Class T	Common Collective Trust	(1)	2,512,036
*	Fidelity Freedom Index 2015 Commingled Pool Class T	Common Collective Trust	(1)	2,302,453
*	Fidelity Freedom Index 2020 Commingled Pool Class T	Common Collective Trust	(1)	16,254,830
*	Fidelity Freedom Index 2025 Commingled Pool Class T	Common Collective Trust	(1)	18,617,461
*	Fidelity Freedom Index 2030 Commingled Pool Class T	Common Collective Trust	(1)	65,812,151
*	Fidelity Freedom Index 2035 Commingled Pool Class T	Common Collective Trust	(1)	41,770,232
*	Fidelity Freedom Index 2040 Commingled Pool Class T	Common Collective Trust	(1)	58,529,817
*	Fidelity Freedom Index 2045 Commingled Pool Class T	Common Collective Trust	(1)	25,551,074
*	Fidelity Freedom Index 2050 Commingled Pool Class T	Common Collective Trust	(1)	49,012,543
*	Fidelity Freedom Index 2055 Commingled Pool Class T	Common Collective Trust	(1)	25,980,798
*	Fidelity Freedom Index 2060 Commingled Pool Class T	Common Collective Trust	(1)	14,190,017
*	Fidelity Freedom Index 2065 Commingled Pool Class T	Common Collective Trust	(1)	8,237,592

(Continued on following page)

TEREX CORPORATION AND AFFILIATES'			EIN #34-1531521
401(k) RETIREMENT SAVINGS PLAN			Plan #004
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025 (continued)

	Prudential Core Plus Bond Fund Class 5	Common Collective Trust	(1)	18,549,353
	Invesco Stable Value Trust - Class B1	Common Collective Trust	(1)	37,706,809
	William Blair Small-Mid Cap Core Collective Investment Fund Class MD	Common Collective Trust	(1)	27,680,790
	T. Rowe Price Structured Research Common Trust Fund Class F	Common Collective Trust	(1)	147,725,444
	WTC-CIF II International Opportunities (Series 5) Portfolio	Common Collective Trust	(1)	25,263,483
	State Street Global All Cap Equity Ex-U.S. Index Securities Lending Series Fund Class X	Common Collective Trust	(1)	10,119,228
	State Street Real Asset Non-Lending Series Fund Class K	Common Collective Trust	(1)	610,311
	State Street Russell Small/Mid Cap® Index Securities Lending Series Fund Class II	Common Collective Trust	(1)	10,539,713
	State Street S&P 500® Index Securities Lending Series Fund Class X	Common Collective Trust	(1)	74,729,030
	State Street U.S. Bond Index Securities Lending Series Fund Class X	Common Collective Trust	(1)	5,480,730
		Subtotal Common Collective Trust		691,050,189

		Subtotal Investments		743,353,438
	Loans:
*	Notes Receivable from Participants	Interest rates ranging from 4.25% to 9.50%	—	14,349,350
		Total		$757,702,788

* Denotes a party-in-interest to the Plan.

(1) Cost information is not required for Participant-directed funds.